Schedule of Investments
November 30, 2020 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 98.98%

Arrangement of Transportation of Freight & Cargo - 1.50%
Cryoport, Inc. (2)	18,275		889,079

Biological Products (No Diagnostic Substances) - 5.70%
Acceleron Pharma, Inc. (2)	6,180		729,673
Adaptive Biotechnologies Corp. (2)	6,385		307,885
Aeri Pharmaceuticals, Inc. (2)	17,565		217,982
Halozyme Therapeutics, Inc. (2)	4,405		172,235
Harpoon Therapeutics, Inc. (2)	16,560		247,075
Neurocrine Biosciences, Inc. (2)	3,255		309,030
Regenxbio, Inc. (2)	7,685		267,745
Twist Bioscience Corp. (2)	10,035		1,121,311

			3,372,936

Bottled & Canned Soft Drinks Carbonated Waters - 0.40%
Celsius Holdings, Inc. (2)	7,385		238,166

Cable & Other Pay Television Services - 1.58%
Roku, Inc. Class A (2)	3,195		937,956

Cogeneration Services & Small Power Producers - 0.41%
CleanSpark, Inc. (2)	22,510		245,359

Construction Special Trade Contractors - 0.30%
Argan, Inc.	3,860		177,521

Electromedical & Electrotherapeutic Apparatus - 2.65%
Biolife Solutions, Inc. (2)	21,760		783,142
LMP Automotive Holdings, Inc.	3,045		194,880
TransMedics Group, Inc. (2)	17,680		262,902
Zynex, Inc. (2)	23,345		325,896

			1,566,820

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.54%
Peloton Interactive, Inc. Class A (2)	2,735		318,217

Fire, Marine & Casualty Insurance - 0.24%
Lemonade, Inc. (2)	1,685		116,720
Palomar Holdings, Inc. (2)	395		26,110

			142,830

Food & Kindred Products - 1.11%
Beyond Meat, Inc. (2)	3,545		495,945
Laitrd Superfood, Inc.	3,385		163,868

			659,813

Hospital & Medical Service Plans - 0.92%
Trupanion, Inc. (2)	5,350		542,383

Household Furniture - 0.04%
Purple Innovation, Inc. (2)	875		26,093

In Vitro & In Vivo Diagnostics Substances - 0.09%
Quidel Corp. (2)	270		52,664

Insurance Agents Brokers & Services - 1.73%
GoHealth, Inc. Class A (2)	6,225		65,612
Goosehead Insurance, Inc. Class A (2)	6,320		778,055
Selectquote, Inc. (2)	8,465		181,574

			1,025,241

Laboratory Analytical Instruments - 1.81%
10x Genomics, Inc. Class A (2)	3,660		560,382
Accelerate Diagnostics, Inc. (2)	34,595		270,879
Quanterix Corp. (2)	5,600		241,864

			1,073,125

Medicinal Chemicals & Botanical Products - 0.23%
Canopy Growth Corp. (Canada) (2)	4,710		135,648

Miscellaneous Manufacturing Industries - 0.10%
Array Technologies, Inc. (2)	1,355		61,761

Mortgage Bankers & Loan Correspondents - 0.26%
Rocket Cos., Inc. Class A (2)	7,345		152,188

Motor Vehicles & Passenger Car Bodies - 0.12%
Workhorse Group, Inc. (2)	2,835		71,924

Natural Gas Distribution - 0.34%
New Fortress Energy, Inc. Class A	4,635		199,815

Personal Credit Institutions - 0.19%
Atlanticus Holdings, Corp. (2)	7,445		111,675

Pharmaceutical Preparations - 11.39%
Acadia Pharmaceuticals, Inc. (2)	13,435		761,227
Adamas Pharmaceuticals, Inc. (2)	16,885		76,489
Agios Pharmaceuticals, Inc. (2)	8,355		387,004
Alnylam Pharmaceuticals, Inc. (2)	4,075		529,383
Amarin Corp., Plc. ADR (2)	20,615		102,250
Amicus Therapeutics, Inc. (2)	23,465		537,114
Clovis Oncology, Inc. (2)	15,605		76,777
Emergent Biosolutions, Inc (2)	1,290		105,690
Flexion Therapeutics, Inc. (2)	28,830		308,769
Genmab A/S ADR (2)	5,635		217,567
GW Pharmaceuticals, Plc. ADR (2)	4,070		570,125
Insmed, Inc. (2)	3,815		148,823
Intercept Pharmaceuticals, Inc. (2)	3,990		141,685
Karyopharm Therapeutics, Inc. (2)	16,760		284,752
Ligand Pharmaceuticals Incorporated (2)	410		34,592
PTC Therapeutics, Inc. (2)	5,680		355,398
Radius Health, Inc. (2)	16,915		266,919
Sage Therapeutics, Inc. (2)	4,535		335,998
Sarepta Therapeutics, Inc. (2)	3,490		491,601
Schrodinger, Inc. (2)	2,840		197,607
Ultragenyx Pharmaceutical, Inc. (2)	5,830		691,088
Vertex Pharmaceuticals, Inc. (2)	550		125,263

			6,746,121

Power, Distribution & Specialty Transformers - 0.78%
Blink Charging Co. (2)	18,260		461,065

Real Estate Agents & Managers (For Others) - 2.67%
eXp World Holdings, Inc. (2)	29,650		1,581,234

Retail - Auto Dealers & Gasoline Stations - 3.08%
Carvana Co. Class A (2)	6,585		1,647,633
LMP Automotive Holdings, Inc. (2)	3,720		100,626
Vroom, Inc. (2)	2,160		77,457

			1,825,716

Retail - Building Materials, Hardware, Garden Supply - 0.56%
GrowGeneration Corp. (2)	9,400		330,598

Retail - Catalog & Mail-Order Houses - 1.61%
Amazon.com, Inc. (2)	80		253,443
Chewy, Inc. Class A (2)	2,550		197,829
Wayfair, Inc. Class A (2)	1,980		503,633

			954,905

Semiconductors & Related Devices - 2.62%
Advanced Micro Devices, Inc. (2)	345		31,968
Enphase Energy, Inc. (2)	5,560		759,329
NVIDIA Corp.	80		42,885
Ontrak, Inc. Class A (2)	14,425		716,201

			1,550,383

Services - Business Services - 3.74%
Alibaba Group Holding Ltd. ADR (2)	1,435		377,922
Etsy, Inc. (2)	1,115		179,180
Global Payments, Inc.	770		150,296
HealthEquity, Inc. (2)	4,990		357,733
Optimizerx Corp. (2)	2,295		60,634
Repay Holdings Corp. Class A (2)	2,985		72,028
Tabula Rasa Healthcare, Inc. (2)	7,445		256,555
Zillow Group, Inc. Class A (2)	6,905		761,967

			2,216,315

Services - Commercial Physical & Biological Research - 0.96%
Exact Sciences Corp. (2)	4,705		569,587

Services - Computer Processing & Data Preparation - 3.06%
Proofpoint, Inc. (2)	1,240		128,328
RingCentral, Inc. Class A (2)	2,930		870,357
StoneCo Ltd. Class A (2)	1,125		82,372
Workday, Inc. Class A (2)	1,100		247,269
Yext, Inc. (2)	6,400		121,664
Zendesk, Inc. (2)	2,710		361,785

			1,811,775

Services - Computer Programming Services - 1.03%
Zscaler, Inc. (2)	3,930		612,098

Services - Computer Programming, Data Processing, Etc. - 7.75%
Alphabet, Inc. Class A (2)	45		78,948
EverQuote, Inc. Class A (2)	2,835		106,766
Facebook, Inc. Class A (2)	2,015		558,095
Pluralsight, Inc. Class A (2)	3,240		53,071
SNAP, Inc. Class A (2)	10,455		464,411
The Trade Desk, Inc. Class A (2)	2,045		1,842,688
Wix.com Ltd. (Israel) (2)	1,795		458,497
Zoom Video Communications, Inc. Class A (2)	2,150		1,028,474

			4,590,950

Services - Educational Services - 0.36%
Aspen Group, Inc. (2)	7,030		85,415
Chegg, Inc. (2)	1,645		128,194

			213,609

Services - Home Health Care Services - 0.15%
Atlanticus Holdings Corp. (2)	3,015		90,028

Services - Medical Laboratories - 3.20%
CareDx, Inc. (2)	7,050		403,049
Castle Biosciences, Inc. (2)	5,675		269,903
DermTech, Inc. (2)	4,060		50,263
Fulgent Genetics, Inc. (2)	2,210		99,273
Guardant Health, Inc. (2)	4,235		512,943
Invitae Corp. (2)	11,305		561,293

			1,896,724

Services - Miscellaneous Amusement & Recreation - 0.32%
Draftkings, Inc. Class A (2)	3,640		190,590

Services - Miscellaneous Business Services - 1.74%
Sea., Ltd. ADR (2)	5,715		1,030,815

Services - Miscellaneous Health & Allied Services - 0.30%
Progyny, Inc. (2)	5,080		180,289

Services - Motion Picture & Video Tape Productions - 0.14%
GAIA, Inc. Class A (2)	8,310		82,851

Services - Offices & Clinics of Doctors of Medicine - 2.37%
Teladoc, Inc. (2)	7,064		1,404,111

Services - Prepackaged Software - 20.45%
Adobe Systems, Inc. (2)	375		179,426
Alteryx, Inc. Class A (2)	3,740		448,202
AppFolio, Inc. Class A (2)	3,300		537,669
AudioEye, Inc. (2)	10,750		181,030
Blackline, Inc. (2)	3,250		399,425
Cloudflare, Inc. Class A (2)	570		42,796
Coupa Software, Inc. (2)	3,340		1,098,559
CrowdStrike Holdings, Inc. Class A (2)	1,870		286,634
Datadog, Inc. Class A (2)	870		86,060
DocuSign, Inc. (2)	3,930		895,568
Fastly, Inc. (2)	510		43,233
Hubspot, Inc. (2)	1,440		567,835
JFrog, Ltd. (2)	375		26,385
MongoDB, Inc. Class A (2)	1,375		395,051
nCino, Inc. (2)	550		44,820
New Relic, Inc. (2)	1,290		77,052
Okta, Inc. Class A (2)	3,810		933,602
Paycom Software, Inc. (2)	1,665		694,438
Paylocity Holding Corp. (2)	1,540		302,764
Salesforce.com, Inc. (2)	925		227,365
ServiceNow, Inc. (2)	1,025		547,914
Shopify, Inc. Class A (Canada) (2)	1,510		1,646,474
Slack Technologies, Inc. Class A (2)	1,160		49,741
Smartsheet, Inc. Class A (2)	7,890		457,857
Snowflake, Inc. Class A (2)	375		122,190
Square, Inc. Class A (2)	5,195		1,095,937
Twilio, Inc. Class A (2)	1,860		595,367
Zoominfo Technologies, Inc. Class A (2)	2,470		126,588

			12,109,982

Services - Video Tape Rental - 1.65%
Netflix, Inc. (2)	1,990		976,493

Special Industry Machinery, Nec - 0.11%
ACM Research, Inc. Class A (2)	795		65,683

Surgical & Medical Instruments & Apparatus - 8.19%
Acutus Medical, Inc. (2)	2,680		76,165
Avita Therapeutics, Inc (2)	5,240		113,289
Axonics Modulation Technologies, Inc. (2)	14,835		651,108
Co-Diagnostics, Inc. (2)	13,830		162,088
Cytosorbents Corp. (2)	11,530		96,737
Inspire Medical Systems, Inc. (2)	2,220		412,343
iRhythm Technologies, Inc. (2)	2,725		666,290
Inari Medical, Inc. (2)	4,820		332,917
Novocure Ltd. (2)	5,800		728,770
ShockWave Medical, Inc. (2)	7,235		707,800
Silk Road Medical, Inc. (2)	1,970		112,881
Tandem Diabetes Care, Inc. (2)	8,425		790,939

			4,851,327

Title Insurance - 0.25%
Investors Title Co.	875		148,750

Wholesale - Miscellaneous Nondurable Goods - 0.20%
Educational Development Corp.	7,375		116,009

Total Common Stock	(Cost $ 28,294,723)		58,609,222

Rights - 0.00%

Stemline Therapeutics, Inc. Rights (2) (7)	21,630		0

Total Rights	(Cost $ 0)		0

Money Market Registered Investment Companies - 0.91%

Fidelity Investments Money Market Government Portfolio - Class I - 0.01% (4)	537,488		537,488

Total Money Market Registered Investment Companies	(Cost $ 537,488)		537,488

Total Investments - 99.89%	(Cost $ 28,832,211)		59,146,710

Other Assets less Liabilities - .11%			68,032

Total Net Assets - 100.00%			59,214,742

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (9)
Level 1 - Quoted Prices	$59,146,710	$
Level 2 - Other Significant Observable Inputs	0		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$59,146,710		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at November 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at November 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.